Information Popular Inc. shares of common stock held by the plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Number of Shares of Equity Securities Issued by Employer and Related Parties Included in Plan Assets	274,572	274,572
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	$ 7,888,454	$ 5,708,352
Defined Benefit Plan Amount Of Dividends Received On Employer And Related Party Securities	$ 0	$ 0